PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Parent Company Condensed Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash	$ 418,941	$ 736,605	$ 531,452
Total current assets	883,712	823,463
Non-current assets
Total non-current assets	700,966	548,489
Total assets	1,584,678	1,371,952
Current liabilities
Convertible notes	20,277
Total current liabilities	1,757,281	932,879
Non-current liabilities
Put option liabilities	11,884
Total non-current liabilities	654,569	523,679
Total liabilities	2,411,850	1,456,558
Shareholders' equity (deficit)
Ordinary Shares	21	21
Additional paid-in capital	358,187	403,103
Receivable from shareholders		(26,447)
Accumulated other comprehensive income (loss)	25,267	17,707
Accumulated deficit	(1,588,773)	(846,757)
Total shareholders' deficit attributable to ordinary shareholders	(1,205,298)	(452,373)
Total liabilities, mezzanine equity and shareholders' deficit	1,584,678	1,371,952
Related party
Current assets
Prepayments and other current assets	28,744	8,732
Current liabilities
Accrued expenses and other current liabilities	290,686	183,237
Nonrelated Party
Current assets
Prepayments and other current assets	63,870	44,375
Current liabilities
Accrued expenses and other current liabilities	419,422	323,299
Parent Company
Current assets
Cash	33,888	353,107
Amounts due from inter-companies	46,087	6,089
Total current assets	81,662	359,196
Non-current assets
Investment securities - related parties	$ 3,326	8,411
Debt Securities, Available-for-Sale, Type [Extensible Enumeration]	Related party
Total non-current assets	$ 3,326	8,411
Total assets	84,988	367,607
Current liabilities
Convertible notes	20,277
Accrued expenses and other current liabilities	714
Total current liabilities	20,991
Non-current liabilities
Share of losses in excess of investments in subsidiaries and consolidated VIEs	873,881	451,571
Total non-current liabilities	885,765	451,571
Total liabilities	906,756	451,571
Total mezzanine equity	383,530	368,409
Shareholders' equity (deficit)
Ordinary Shares	21	21
Additional paid-in capital	358,187	403,103
Receivable from shareholders		(26,447)
Accumulated other comprehensive income (loss)	25,267	17,707
Accumulated deficit	(1,588,773)	(846,757)
Total shareholders' deficit attributable to ordinary shareholders	(1,205,298)	(452,373)
Total liabilities, mezzanine equity and shareholders' deficit	84,988	$ 367,607
Parent Company | Nonrelated Party
Current assets
Prepayments and other current assets	$ 1,687